Document and Entity Information	Dec. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000727538
Document Type	8-K
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	OFFSHORE PETROLEUM INVESTMENT PARTNERSHIP
Entity Incorporation State Country Code	DE
Entity File Number	0-13546
Entity Tax Identification Number	41-1464066
Entity Address, Address Line One	2000 W. Sam Houston Pkwy. S.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-3643
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false